FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RESULT
Schedule of financial revenue and financial expenses

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
FINANCIAL REVENUE
Income from interest, commissions and fees	876,212	2,642,607	1,736,654
Income from financial investments	763,016	686,179	962,516
Additional interest on energy	252,112	248,407	169,712
Monetary adjustment gain	1,205,941	699,871	947,365
Exchange variation gain	2,662,259	4,150,664	930,835
Adjustment to fair value - RBSE	367,760	—	—
Gains on derivatives	—	20,366	237,386
Other financial income	532,054	623,725	412,830
	6,659,354	9,071,819	5,397,298
FINANCIAL EXPENSES
Debt charges	(3,247,747)	(2,680,884)	(3,449,846)
Leasing charges	(340,819)	(308,770)	—
Charges on shareholders' funds	(271,130)	(270,533)	(388,408)
Monetary adjustment loss	(788,982)	(800,789)	(1,201,884)
Exchange variation loss	(2,627,251)	(4,364,256)	(1,065,028)
Adjustment to fair value - RBSE	—	(921,212)	—
Losses on derivatives	(56,613)	(63,378)	(35,797)
Other financial expenses	(1,407,838)	(1,036,628)	(992,451)
	(8,740,380)	(10,446,450)	(7,133,414)
FINANCIAL RESULT	(2,081,026)	(1,374,631)	(1,736,116)